INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME AND MINING TAXES
Schedule of components of Income and Mining Tax expense Benefit

	Year Ended December 31,

	2017	2016

Current income and mining taxes	$87,639	$102,028

Deferred income and mining taxes:

Origination and reversal of temporary differences	10,855	7,609

Total income and mining taxes expense	$98,494	$109,637

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,

	2017	2016

Combined federal and composite provincial tax rates	26%	26%

Expected income tax expense at statutory income tax rate	$88,677	$69,666

Increase (decrease) in income and mining taxes resulting from:

Mining taxes	40,886	33,949

Tax law changes	–	(1,557)

Impact of foreign tax rates	(7,915)	(9,370)

Permanent differences	(5,275)	2,387

Impact of foreign exchange on deferred income tax balances	(17,879)	14,562

Total income and mining taxes expense	$98,494	$109,637

Schedule of components of deferred income and mining tax liabilities

	As at December 31, 2017	As at December 31, 2016

Mining properties	$1,089,751	$1,046,218

Net operating and capital loss carry forwards	(97,946)	(80,227)

Mining taxes	(75,238)	(76,344)

Reclamation provisions and other liabilities	(89,226)	(70,085)

Total deferred income and mining tax liabilities	$827,341	$819,562

	Year Ended December 31,

	2017	2016

Deferred income and mining tax liabilities – beginning of year	$819,562	$802,114

Income and mining tax impact recognized in net income	10,181	7,888

Income tax impact recognized in other comprehensive income (loss) and equity	(2,402)	4,458

Reduction of flow-through share liability	–	5,102

Deferred income and mining tax liabilities – end of year	$827,341	$819,562

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at December 31, 2017	As at December 31, 2016

Net capital loss carry forwards	$54,503	$34,298

Other deductible temporary differences	265,919	202,614

Unrecognized deductible temporary differences and unused tax losses	$320,422	$236,912